Borrowings - Summary of borrowings by Company (Detail) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Amount	$ 5,962,677,426	$ 6,443,075,258
Ferrosur Roca S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount	1,244,216,791	801,117,737
Recycomb S.A.U. [member]
Disclosure of detailed information about borrowings [line items]
Amount	6,460,720	463,712
Yguazu Cementos S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount	2,633,036,996	2,170,458,091
Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 2,078,962,919	$ 3,471,035,718